TURNER FUNDS
                                  (the "Funds")

                          TURNER LARGE CAP GROWTH FUND
                    TURNER CORE GROWTH FUND (Class I Shares)
                          TURNER STRATEGIC GROWTH FUND
                            TURNER MIDCAP GROWTH FUND
                          TURNER SMALL CAP GROWTH FUND
                           TURNER MICROCAP GROWTH FUND
                          TURNER SMALL CAP EQUITY FUND
                             TURNER TECHNOLOGY FUND
                         TURNER CONCENTRATED GROWTH FUND
                           TURNER NEW ENTERPRISE FUND
                        Supplement dated December 1, 2005
            to the Prospectus and Statement of Additional Information
               dated January 31, 2005, as amended and supplemented

                             TURNER CORE GROWTH FUND
                                (Class II Shares)
                            Supplement dated December 1, 2005
            to the Prospectus and Statement of Additional Information
                              dated August 1, 2005

                           TURNER LARGE CAP VALUE FUND
                        Supplement dated December 1, 2005
            to the Prospectus and Statement of Additional Information
                             dated October 10, 2005

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THOSE DOCUMENTS.

Distributor

The Prospectuses are amended and supplemented to reflect that, effective January 1, 2006 (the "Effective Date"), SEI Investments Distribution Co. ("SEI") has replaced Constellation Investment Distribution Company Inc. ("Constellation") as the Funds' distributor (the "Distributor"). As of the Effective Date, all references to Constellation as the Funds' Distributor are deleted and replaced with references to SEI as the Distributor.

In accordance with these changes, the first paragraph under the heading "Distribution of Fund Shares" in the Prospectuses are deleted and replaced with the following:

SEI Investments Distribution Co. (the "Distributor"), a registered broker-dealer that is a wholly-owned subsidiary of SEI Investments Company, serves as Distributor of the Funds.

The address of the Distributor on the back cover page of the Prospectuses is replaced with the following:

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

The first paragraph under the heading "Distribution and Shareholder Services" in the Statements of Additional Information is replaced with the following:

The Funds' shares are offered on a continuous basis by SEI Investments Distribution Co. (the "Distributor"). The Distributor has agreed to use appropriate efforts to solicit purchase orders. The Distributor's principal place of business is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Voluntary Waiver of 12b-1 Fees (Small Cap Equity Fund Only)

Effective immediately, the distribution (12b-1) fee on Class II Shares of the Turner Small Cap Equity Fund is being waived. The following table replaces the corresponding information in the Prospectus:

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (Fees Paid Directly From Your Investment)

                                                                Class II Shares
Redemption Fee (as a percentage of amount redeemed
if applicable)                                                      2.00%(1)

Annual Fund Operating Expenses (Expenses Deducted From Fund Assets)
                                                                Class II Shares
Investment Advisory Fees                                            0.95%
Distribution (12b-1) Fees                                           0.25%(2)
Total Other Expenses                                                0.74%
                                                                    -----
Total Annual Fund Operating Expenses                                1.94%

Other Fee Waivers and Expense Reimbursements                       (0.49)%
                                                                    ------
Net Total Operating Expenses                                        1.45%(3)

(1) Applies only to redemptions within 90 days of purchase. At this time, purchases of Class II Shares of the Fund will not be subject to the redemption fee described above. The Fund will notify all existing shareholders if and when it decides to implement the fee.

(2) The distribution (12b-1) fee is currently being voluntarily waived because the Fund is closed to new investors. This arrangement may be discontinued at any time.

(3) TIM has contractually agreed to waive fees and to reimburse expenses in order to keep the fund's "Total Other Expenses" from exceeding 0.25% through January 31, 2006.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

(TUR-FS2-030-20)